Share capital, share premium and transaction costs on new equity instruments - Additional Information (Details) - EUR (€)	Jun. 09, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Apr. 15, 2022	Mar. 22, 2022	Mar. 16, 2022
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital		€ 32,062,000	€ 32,061,000
Par value per share (in EUR per share)		€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12
Number of shares issued (in shares)		267,187,292	267,177,592	267,177,592
Long-term Incentive Plan
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)	9,700
Proceeds from issuing shares	€ 0
Ordinary Shares
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital		€ 32,062,000	€ 32,061,000
Number of shares outstanding (in shares)		267,187,292	267,177,592
Par value per share (in EUR per share)		€ 0.12	€ 0.12
Authorized share capital		€ 108,000,000	€ 108,000,000
Number of shares authorised		900,000,000	900,000,000
Ordinary Shares | Long-term Incentive Plan
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)	€ 0.12